Income Taxes - Schedule of Components of Income Tax Expense Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Net loss before income taxes	$ (38,586,561)	$ (25,742,685)
Income Tax Expense (Benefit), Amount:
Canadian income tax rates	(5,787,984)	(3,861,403)
Changes in valuation allowance	6,601,187	2,827,922
Non - taxable or non - deductible Items - Stock-Based Compensation (Amount)	1,306,925	486,006
Share issuance costs recognized	(985,305)	(366,568)
Adjustments made in prior years	(449,217)	(531,518)
Other (Amount)	(825,110)	1,409,327
Domestic Tax Effects - Provincial	(111,604)	(28,986)
Income tax expense	$ 19,091	$ 1,804
Income Tax Rate, Percent:
Canadian income tax rates, rate	15.00%	15.00%
Changes in valuation allowance, rate	(2.60%)	(1.60%)
Non - taxable or non - deductible Items - Stock-Based Compensation, rate	(0.50%)	(0.30%)
Share issuance costs recognized, rate	0.4	0.2
Adjustments made in prior years, rate	0.20%	(0.30%)
Other (Percent)	0.30%	(0.80%)
Domestic Tax Effects - Provincial, rate	0.00%	0.00%
Income tax expense, rate	0.00%	0.00%
United States
Income Tax Expense (Benefit), Amount:
Changes in valuation allowance	$ 3,850	$ (462,048)
Adjustments made in prior years	(387)	449,828
Other (Amount)	(291)	900
Domestic Tax Effects - Provincial	1,363	58
Rate differential (Amount)	$ (4,073)	$ (3,733)
Income Tax Rate, Percent:
Changes in valuation allowance, rate	0.00%	0.30%
Adjustments made in prior years, rate	0.00%	(0.30%)
Other (Percent)	0.00%	0.00%
Domestic Tax Effects - Provincial, rate	0.00%	0.00%
Rate differential, rate	0.00%	0.00%
Australia
Income Tax Expense (Benefit), Amount:
Changes in valuation allowance	$ 164,638	$ 19,167
Adjustments made in prior years	958	0
Other (Amount)	(8,612)	3,215
Rate differential (Amount)	(29,971)	(9,113)
Non - taxable or non - deductible items (Amount)	$ 142,724	$ 68,749
Income Tax Rate, Percent:
Changes in valuation allowance, rate	(0.10%)	0.00%
Adjustments made in prior years, rate	0.00%	0.00%
Other (Percent)	0.00%	0.00%
Rate differential, rate	0.00%	0.00%
Non - taxable or non - deductible items, rate	(0.10%)	0.00%